Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	466,028,336.53	27,188
Yield Supplement Overcollateralization Amount 04/30/18	18,365,701.02	0
Receivables Balance 04/30/18	484,394,037.55	27,188
Principal Payments	19,059,313.49	759
Defaulted Receivables	1,903,387.33	95
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	17,295,223.09	0
Pool Balance at 05/31/18	446,136,113.64	26,334

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.87%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	9,951,451.84	526
Past Due 61-90 days	2,656,321.41	134
Past Due 91-120 days	524,256.06	31
Past Due 121+ days	0.00	0
Total	13,132,029.31	691

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	952,220.92
Aggregate Net Losses/(Gains) - May 2018	951,166.41
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.36%
Prior Net Losses Ratio	1.09%
Second Prior Net Losses Ratio	1.35%
Third Prior Net Losses Ratio	0.77%
Four Month Average	1.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.81%

Overcollateralization Target Amount	20,076,125.11
Actual Overcollateralization	20,076,125.11
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	5.98%
Weighted Average Remaining Term	46.93

Flow of Funds	$ Amount

Collections	21,540,186.20
Investment Earnings on Cash Accounts	56,958.10
Servicing Fee	(403,661.70)
Transfer to Collection Account	0.00
Available Funds	21,193,482.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	462,028.47
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,997,072.86
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,288,992.91
(9)(b) Distribution to Certificateholders	407,890.61

Total Distributions of Available Funds	21,193,482.60

Servicing Fee	403,661.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 05/15/18	445,057,061.39
Principal Paid	18,997,072.86
Note Balance @ 06/15/18	426,059,988.53

Class A-1
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2
Note Balance @ 05/15/18	19,567,061.39
Principal Paid	18,997,072.86
Note Balance @ 06/15/18	569,988.53
Note Factor @ 06/15/18	0.1759224%

Class A-3
Note Balance @ 05/15/18	324,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	324,000,000.00
Note Factor @ 06/15/18	100.0000000%

Class A-4
Note Balance @ 05/15/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	75,480,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	26,010,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	499,526.22
Total Principal Paid	18,997,072.86
Total Paid	19,496,599.08

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	17,936.47
Principal Paid	18,997,072.86
Total Paid to A-2 Holders	19,015,009.33

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5305699
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.1776682
Total Distribution Amount	20.7082381

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0553595
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.6329409
Total A-2 Distribution Amount	58.6883004

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/18	22,118,927.50
Investment Earnings	29,570.98
Investment Earnings Paid	(29,570.98)
Deposit/(Withdrawal)	1,288,992.91
Balance as of 06/15/18	23,407,920.41
Change	1,288,992.91

Total Reserve Amount	23,407,920.41